CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income / Loss
Beginning Balance, Amount at Dec. 31, 2010	$ (39,119)	$ 32,500	$ 36,811	$ (108,430)
Beginning Balance, Shares at Dec. 31, 2010		32,500,000
Net loss	(478,170)			(478,170)
Ending Balance, Amount at Dec. 31, 2011
Beginning Balance, Amount at Dec. 31, 2012	(517,289)	32,500	36,811	(586,600)
Beginning Balance, Shares at Dec. 31, 2012		32,500,000
Issuance of common shares, Amount at Jan. 01, 2013 (As Previously Reported)	825,000	1,650	823,350
Issuance of common shares, Amount (Adjustments)	1,451,621		1,451,621
Issuance of common shares, Shares at Jan. 01, 2013 (As Previously Reported)		1,650,000
Sale of common shares, Amount	2,209,600	10,000	2,199,600
Sale of common shares, Shares		10,000,000
Issuance of common shares in reverse merger acquisition, Amount	10,844	10,844	(10,844)
Issuance of common shares in reverse merger acquisition, Shares		10,844,000
Debt assumed as part of reverse merger	(210,000)		(210,000)
Retirement of shares returned from stockholder, Amount	1,600	(1,600)	1,600
Stock based compensation at Jan. 01, 2013 (As Previously Reported)	235,000		235,000
Stock based compensation (Adjustments)	200,000		200,000
Retirement of shares returned from stockholder, Shares		(1,600,000)
Net loss	(20,706,448)
Net loss at Jan. 01, 2013 (As Previously Reported)	(9,427,558)			(9,427,558)
Net loss (Adjustments)	(11,278,890)			(11,278,890)
Ending Balance, Amount at Dec. 31, 2013 (As Previously Reported)	(6,885,247)	53,394	3,075,517	(10,014,158)
Ending Balance, Amount at Dec. 31, 2013	(16,512,516)	53,394	4,727,138	(21,293,048)
Ending Balance, Shares at Dec. 31, 2013 (As Previously Reported)		53,394,000
Ending Balance, Shares at Dec. 31, 2013		53,394,000
Issuance of common shares - Vapestick, Amount	48,974,558	6,596	48,967,962
Issuance of common shares - Vapestick, Shares		6,595,900
Issuance of common shares - FIN, Amount	108,600,000	10,000	108,590,000
Issuance of common shares - FIN, Shares		10,000,000
Stock based compensation	44,688		44,688
Conversion of debt	200,000	800	199,200
Conversion of debt, Shares		800,000
Exercise of stock options	125,000	500	124,500
Exercise of stock options, Shares		500,000
Purchase of trademark, Amount	135,000	10	134,990
Purchase of trademark, Shares		9,999
Net loss	(86,411,460)			(86,411,460)
Foreign currency translation	1,309,146				1,309,146
Ending Balance, Amount at Mar. 31, 2014	$ 56,464,416	$ 71,300	$ 162,788,478	$ (107,704,508)	$ 1,309,146
Ending Balance, Shares at Mar. 31, 2014		71,299,899